Shareholders' Equity (Details) - USD ($)										6 Months Ended
		Jun. 22, 2026	Jun. 11, 2026	Apr. 13, 2026	May 07, 2025	Mar. 28, 2025	Mar. 26, 2025	Jun. 21, 2023	Mar. 07, 2023	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Shareholders’ Equity [Line Items]
Ordinary shares, shares authorized	[1]									200,000,000		200,000,000
Ordinary shares, par value	[1]									$ 0.00025		$ 0.00025
Shares issued				1
Underwriters option period							45 days
Net proceeds (in Dollars)					$ 7,158,017
Reverse split				1-for-5
Ordinary shares, shares issued	[1]									45,360,598		5,038,018
Ordinary shares, shares outstanding	[1]									45,360,598		5,038,018
Exercise of warrants		40,322,580
Gross proceeds										$ 5,000,000
Cash proceeds
Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Shares issued	[2]										448,014
Sale of ordinary shares							400,013
Price per share (in Dollars per share)							$ 18.5
Offering price (in Dollars per share)							$ 20
Ordinary shares, shares issued		36,290,322
Registered Agent [Member]
Shareholders’ Equity [Line Items]
Shares issued									1
Win-Fung [Member]
Shareholders’ Equity [Line Items]
Shares issued								4,590,003
Maximum [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares authorized				1,000,000,000
Ordinary shares, par value				$ 0.00025
Minimum [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares authorized				200,000,000
Ordinary shares, par value				$ 0.00005
Underwriters [Member] | Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Sale of ordinary shares							60,000
Price per share (in Dollars per share)							$ 18.5
Initial Public Offering [Member] | Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Sale of ordinary shares						400,013
Gross proceeds (in Dollars)						$ 8,000,000
Over-Allotment Option [Member] | Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Sale of ordinary shares					48,001
Gross proceeds (in Dollars)					$ 960,000
Private Placement [Member]
Shareholders’ Equity [Line Items]
Exercise of warrants			40,322,580
Exercise price of warrants			$ 0.248
Gross proceeds			$ 5,000,000
Private Placement [Member] | Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares issued			4,032,258

[1]	Retrospectively restated for the effect of the reverse share split on April 13, 2026.
[2]	Retrospectively restated for the effect of the reverse share split on April 13, 2026.